General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Medigus Ltd. (the “Company”) was incorporated in Israel on December 9, 1999 and is resident in Israel. The address of its registered office is P.O. Box 3030, Omer, 8496500.

On July 22, 2007 the Company established a wholly owned subsidiary, MEDIGUS USA LLC, in the USA (hereinafter - the “Subsidiary”).

The Subsidiary has not been engaged in any business activities until October 2013.

On October 1, 2013, the Company and its Subsidiary entered into an inter-company agreement whereby the Subsidiary provides services to the Company in consideration for a reimbursement of its costs plus a reasonable premium.

The Company together with its subsidiary (hereinafter – the “Group”) is a medical device group specializing in developing innovative endoscopic procedures and devices. To date most of the Group’s research and development activities have been focused in developing and manufacturing of the Medigus Ultrasonic Surgical Endostapler (hereinafter - “MUSE”) endoscopy system, an FDA approved system, for the treatment of gastroesophageal reflux disease (hereinafter - “GERD”). In addition, the Group uses the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

To date, the Group continues negotiations to market the MUSE endoscopy system, together with marketing and selling miniature cameras and related equipment.

The Company’s shares are listed on the Tel Aviv Stock Exchange Ltd. (hereinafter - “TASE”) and as of May 20, 2015, the Company’s American Depository Shares (hereinafter – “ADSs”) evidenced by American Depositary Receipts (hereinafter – “ADRs”) are listed on the NASDAQ Capital Market. The Company’s depositary agent for the ADR program is The Bank of New York Mellon.

On March 15, 2017, the Company effected a change in the ratio of its ordinary shares per ADS from 5 ordinary shares per ADS to 50 ordinary shares per ADS. The change in the ordinary shares ratio for the ADSs had the same effect as a 1-for-10 reverse stock split of the ADSs (hereinafter – the “Revenue Split”). As a result of such change each ADR represents 50 ordinary shares of the Company as of December 31, 2017.

Unless stated otherwise, all ADS and ordinary shares per ADS numbers are after the Reverse Split.

b.

During the year ended December 31, 2017, the Group incurred a total comprehensive loss of approximately USD 2.5 million and a negative cash flows from operating activities of approximately USD 4.7 million. As of December 31, 2017, the Group had incurred accumulated deficit of approximately USD 55.9 million. Based on the projected cash flows, cash and cash equivalents and short-term deposit balances as of December 31, 2017, which totaled to USD 2.8 million and USD 3.5 million, respectively, Management is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities including the development, manufacturing and marketing of its products for a period of at least 12 months from the sign-off date of these financial statements. As a result, there is a substantial doubt about the Group’s ability to continue as a going concern.

Management’s plans include continuing commercialization of the Group’s products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships and others. There are no assurances however, that the Group will be successful in obtaining the level of financing needed for its operations. If the Group is unsuccessful in commercializing its products and securing sufficient financing, it may need to reduce activities, curtail or even cease operations.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and the amounts and classification of liabilities that might be necessary should the Group be unable to continue as a going concern.